Investments in Equity Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Investments in Equity Securities [Abstract]
Schedule of Equity Securities	The composition of the Company’s investment securities—fair value was as follows (in thousands):
	As of March 31, 2023
	Cost	Fair Value
Investments in equity securities – fair value
Equity shares	$54,237	$362
Equity rights	11,064	2
Total investments in equity securities – fair value	$65,301	$364
The composition of the Company’s investment securities — fair value was as follows (in thousands):
December 31, 2022	Cost	Fair Value
Investments in equity securities – fair value
Equity shares	$54,237	$328
Equity rights	11,064	2
Total investments in equity securities – fair value	$65,301	$330